Inventories	9 Months Ended
Sep. 30, 2024
Disclosure of inventories [abstract]
Inventories	INVENTORIES
As of September 30, 2024 and December 31, 2023, inventories were as follows:

	September 30, 2024		December 31, 2023
Refined and petrochemicals products	Ps.	47,657,192	Ps.	51,455,826
Products in transit	27,425,532		25,510,618
Crude oil	23,832,590		28,428,427
Materials and products in stock	6,765,903		5,870,013
Gas and condensate products	139,977		160,180
Materials in transit	75,243		610,928
	Ps.	105,896,437	Ps.	112,035,992